Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation

The financial statements of the Company consolidate the accounts of B2Gold and its subsidiaries. All intercompany transactions, balances, and unrealized gains and losses from intercompany transactions are eliminated on consolidation.

The Company’s most significant wholly-owned and partially owned subsidiaries are presented below:

		% interest

-	Fekola SA (“Fekola”)	80
-	B2Gold Namibia (Pty) Ltd. (“Otjikoto”)	90
-	Philippines Gold Processing & Refining Corporation (“Masbate”)	100
-	Filminera Resources Corporation ("Masbate")	40

Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is obtained by B2Gold and are de-consolidated from the date that control ceases.

The Company holds its interest in the Masbate Gold Project (which operates the Masbate Mine) through two indirectly-owned subsidiaries. B2Gold has a 100% interest in Philippines Gold Processing & Refining Corporation (“PGPRC”) and a 40% interest in Filminera Resources Corporation (“FRC”). The remaining 60% interest in FRC is held by a Philippines-registered company that is owned by a Philippine shareholder. The Company consolidates the Masbate Gold Project as a result of its ownership interests and the contractual relationship between the entities. FRC owns the majority of the Masbate Gold Project tenements. PGPRC owns the process plant and is responsible for the sale of all gold. PGPRC and FRC have a contractual relationship, which includes PGPRC purchasing all of the ore production from FRC at a price equal to the cost for the ore plus a predetermined margin. For accounting purposes, this contractual relationship gives the Company control to consolidate FRC.

The Company’s 50% interest in the Gramalote Property located in Colombia operates as an incorporated joint arrangement with AngloGold Ashanti Limited (“AngloGold”). This joint arrangement is accounted for as a joint operation. The Company and AngloGold jointly control the operations of the Gramalote Property. The Company recognizes its share of the assets and liabilities of this joint operation.
The Company's interest in Calibre is accounted for as an investment in associate. The Company does not control this entity, but does exert significant influence over its operations. The Company accounts for its interest in this associate using the equity method.

The Company's interest in BeMetals is also accounted for as an investment in associate (Note 8). The Company does not control this entity, but does exert significant influence over its operations. The Company accounts for its interest in this associate using the equity method.

The Company established a trust arrangement under its Incentive Plan (Note 12) for the benefit of its directors, officers, employees and service providers. The Company consolidates this trust as it has the power to control its financial and operating policies and obtain the benefits from its activities.

Investments in joint arrangements
Investments in joint arrangements and associates

A joint arrangement is a contractual arrangement whereby two or more parties undertake an economic activity that is subject to joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Company considers whether a joint arrangement is a joint operation or joint venture. The parties to a joint operation have the rights to the underlying assets and are exposed to the underlying liabilities of the joint arrangement. The Company accounts for investment in joint operations by recognizing its share of the operations underlying assets, liabilities, revenues and expenses. The parties to a joint venture have an interest in the underlying net assets of the joint arrangement. Investments in joint ventures are accounted for using the equity method. The equity method involves recording the initial investment at cost. Additional funding into an investee is recorded as an increase in the carrying value of the investment. The carrying amount is adjusted by the Company’s share of post-acquisition net income or loss, dilution gains or losses (resulting from changes in ownership interest), depreciation or amortization.

An associate is an entity over which the Company has significant influence, but not control. Investments in associates are also accounted for using the equity method.
Determination of control or significant influence over investees

The assessment of whether the Company has a significant influence or control over an investee requires the application of judgement when assessing factors that could give rise to a significant influence or control. Factors evaluated when making a judgement of control or significant influence over an investee include, but are not limited to, ownership percentage, representation on the board of directors, participation in the policy-making process, material transactions and contractual arrangements between the Company and the investee, interchange of managerial personnel, provision of essential technical information and potential voting rights. In evaluating these factors, the Company determines the level of power over the investee the Company has. Changes in the Company's assessment of the factors used in determining if control or significant influence exists over an investee would impact the accounting treatment of the investment in the investee.

Joint arrangements

The Company is party to a number of arrangements over which it has determined it does not have control. Judgement is required in determining whether joint control over these arrangements exists, which parties have joint control and whether each arrangement is a joint venture or joint operation. In assessing whether the Company has joint control, the activities of each arrangement are analysed to determine which activities most significantly affect the returns of the arrangement over its life. These activities are determined to be the relevant activities of the arrangement. If unanimous consent is required over the decisions about the relevant activities, the parties whose consent is required would have joint control over the arrangement. The judgements around which activities are considered the relevant activities of the arrangement are subject to analysis by each of the parties to the arrangement and may be interpreted differently. When performing this assessment, the Company generally considers decisions about activities such as managing the asset while it is being designed, developed and constructed, during its operating life and during the closure period. The Company may also consider other activities including, but not limited to, the approval of budgets, expansion and disposition of assets, financing, significant operating and capital expenditures, appointment of key management personnel and representation on the Board of Directors. When circumstances or contractual terms change, the Company reassesses the control group and the relevant activities of the arrangement.

If the Company has joint control over an arrangement, an assessment of whether the arrangement is a joint venture or joint operation is required. This assessment is based on whether the Company has rights to the assets, and obligations for the liabilities, relating to the arrangement or whether the Company has rights to the net assets of the arrangement. In making this determination, the Company reviews the legal form of the arrangement, the terms of the contractual arrangement and other relevant facts and circumstances. In a situation where the legal form and the terms of the contractual arrangement does not give the Company rights to the assets and obligations for the liabilities, an assessment of the other relevant facts and circumstances is required. This includes whether the activities of the arrangement are primarily designed for the provision of output to the parties and whether the parties are substantially the only source of cash flows contributing to the arrangement. The consideration of the other relevant facts and circumstances may result in the conclusion that a joint arrangement is a joint operation. This conclusion requires judgement and is specific to each arrangement.
Foreign currency translation
Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the group's entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s presentation currency. The Company’s mining operations operate within an economic environment where the functional currency is the United States dollar. References to "$" or "US$" are to United States dollars, while references to "Cdn. $" are to Canadian dollars and "Aus. $" are to Australian dollars.

Transactions and balances

Transactions denominated in foreign currencies are translated into the United States dollar as follows:

•Monetary assets and liabilities are translated at the rates of exchange at the Consolidated Balance Sheet date;
•Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date;
•Revenue and expenses are translated at the exchange rate at the date of the transaction, except depreciation, depletion and amortization, which are translated at historical exchange rates, and share-based compensation expense, which is translated at the rates of exchange applicable at the date of grant of the share-based compensation; and
•Exchange gains and losses on translation are included in earnings. When the gain or loss on certain non-monetary items, such as long-term investments classified as fair value through other comprehensive income (“OCI”) is recognized in OCI, the translation differences are also recognized in OCI.
Group companies

For any subsidiaries or joint ventures whose functional currency differs from the United States dollar, balances and transactions are translated into the United States dollar as follows:

•Assets and liabilities are translated at the rates of exchange at the Consolidated Balance Sheet date;
•Revenue and expenses are translated at average exchange rates throughout the reporting period or at rates that approximate the actual exchange rates; items such as depreciation are translated at the monthly average exchange rate; and
•Exchange gains and losses on translation are included in OCI.

The exchange gains and losses are recognized in earnings upon the substantial disposition, liquidation or closure of the entity that gave rise to such amounts.

Financial instruments
Financial instruments

The Company recognizes financial assets and liabilities on the Consolidated Balance Sheet when the Company becomes party to the contractual provisions of the instrument.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents are classified as financial assets and subsequently measured at amortized cost.

Accounts receivable, accounts payable and accrued liabilities

Accounts receivable, accounts payable and accrued liabilities are non-interest bearing and are initially measured at fair value, subsequently recorded at amortized cost which approximates fair value due to the short term to maturity. Where necessary, accounts receivable are net of expected credit losses. Accounts receivable are classified as financial assets subsequently measured at amortized cost and accounts payable and accrued liabilities are classified as financial liabilities and subsequently measured at amortized cost.

Long-term investments

Equity investments in entities that are not subsidiaries, joint ventures or investments in associates are designated as fair value through profit and loss ("FVTPL") unless they are irrevocably designated, on an individual basis, as fair value through other comprehensive income ("FVOCI"). These investments are measured at fair value on acquisition and at each reporting date. Any unrealized holding gains and losses related to long-term investments designated as FVOCI are excluded from net earnings and are included in OCI. Upon disposal, any accumulated gains and losses remain in equity.

Lease liabilities

Lease liabilities are interest bearing and are initially measured at the present value and subsequently recorded at amortized cost.

Debt

The Company initially recognizes all financial liabilities at fair value and classifies them as subsequently measured at either FVTPL or amortized cost, as appropriate. For debt subsequently measured at amortized cost, the effective interest rate method is used. Debt classified as FVTPL is measured at fair value on each financial period-end date with gains and losses flowing through the Consolidated Statement of Operations. For debt that is optionally classified as FVTPL, the part of the fair value change related to the Company’s own credit risk is recorded in OCI rather than the Consolidated Statement of Operations.

Derivative instruments

Derivative instruments, including embedded derivatives, are recorded at FVTPL and accordingly recorded at fair value on the Consolidated Balance Sheet with changes in the fair value being recognized as gains or losses in the Consolidated Statement of Operations. Fair values for derivative instruments are determined using valuation techniques, using assumptions based on market conditions existing at the balance sheet date.

Impairment of financial assets
Impairment of financial assets held at amortized cost

At each reporting date, the Company measures the loss allowance for financial assets held at amortized cost at an amount equal to the lifetime expected credit losses if the credit risk on the financial assets has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial assets has not increased significantly since initial recognition, the Company measures the loss allowances for the financial assets at an amount equal to twelve month expected credit losses.

Derecognition of financial assets

Financial assets are derecognized when the investments mature or are sold, and substantially all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized within other non-operating income. Accumulated gains or losses on financial assets classified as FVOCI remain within accumulated other comprehensive income.

Inventories
Inventories

Gold and silver bullion, in-process and stockpile inventories are recorded at the lower of average cost and net realizable value. The cost of finished goods and work-in-progress comprises raw materials, direct labour, and other direct costs, as well as stripping in the production stage and related production overheads (based on normal operating capacity) including applicable depreciation on property, plant and equipment. Net realizable value is the estimated selling price less applicable selling expenses and cost to complete.

When inventories have been written down to net realizable value, a new assessment of net realizable value is made in each subsequent period. If the circumstances that caused the write down no longer exist, the amount of the write down on inventory not yet sold is reversed.

Materials and supplies inventories are valued at the lower of average cost and net realizable value. Cost includes acquisition, freight and other directly attributable costs.

Mining interests
Mining interests

Mining interests include property, plant and equipment, mineral properties and mine development costs, deferred stripping, exploration and evaluation expenditures, capitalized borrowing costs and impairment.

Property, plant and equipment

Property, plant and equipment are recorded at cost. Repairs and maintenance expenditures are charged to operations; major improvements and replacements which extend the useful life of an asset are capitalized. Property, plant and equipment are amortized over the life of the mine using the units-of-production (“UOP”) method based on the recoverable ounces from the estimated proven and probable reserves and a portion of the measured and indicated resources that are reasonably expected to be converted to proven and probable reserves. Mobile equipment, tailings dams and other equipment are depreciated on a straight-line basis over three to six years as appropriate, net of residual value. The Company allocates the amount initially recognized in respect of an item of property, plant and equipment to its significant components and depreciates separately each component part. Residual values, method of amortization and useful lives of the assets are reviewed annually and adjusted if appropriate.

Mineral property and mine development costs

Mineral property and mine development costs are stated at cost less accumulated depreciation and impairment losses. When production commences, these costs are amortized using the UOP method, based on recoverable ounces from the estimated proven and probable reserves plus a portion of measured and indicated resources that are reasonably expected to be converted to proven and probable reserves.

Capitalization of development costs incurred ceases when the mine is capable of operating in the manner intended by management. The Company applies judgement in its assessment of when a mine is capable of operating in the manner intended by management which takes account of the design of the mine and the nature of the initial commissioning phase of the mine. During the commissioning phase of a new mine, pre-production expenditures, net of incidental revenue, are capitalized to plant and equipment.
In accordance with the amendments to IAS 16, Property, plant and equipment, for new mines commissioned on or after January 1, 2022, revenues and the associated cost of production for any items produced during the commissioning phase are recognized in the Consolidated Statement of Operations. Early adoption of the standard is also permitted, but the Company has chosen not to early adopt. The Company has determined there is no retrospective impact from the adoption of the standard.

Non-recoverable costs for projects determined not to be commercially feasible are expensed in the period in which the determination is made or when the carrying value of the project is determined to be impaired.

Deferred stripping

Stripping costs incurred during the production phase of a mine are considered production costs and are included in the cost of inventory produced during the period in which stripping costs are incurred, unless the stripping activity can be shown to be a betterment of the mineral property. Betterment occurs when stripping activity increases future output of the mine by providing access to additional reserves. Stripping costs incurred to provide access to the ore body for extraction are capitalized as mine development costs and are amortized on a UOP basis over the reserves and resources to which they relate.

Exploration and Evaluation Expenditures

The Company defers the cost of acquiring, maintaining its interest, exploring and evaluating a mineral property as exploration and evaluation until a decision to develop, abandon or sell the property is made. Once the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, exploration and evaluation expenditures are reclassified to “mineral properties and mine development costs”. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no future economic value. Exploration costs that do not relate to any specific property are expensed as incurred.

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to:

•The extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document;
•The results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
•The status of environmental permits; and
•The status of mining leases or permits.

In addition, commercial viability is deemed to be achieved when the Company determines that the project will provide a satisfactory return relative to its perceived risks. Ore reserves and resources may be declared for an undeveloped mining project before its commercial viability has been fully determined. Evaluation costs may continue to be capitalized during the period between declaration of reserves and approval to mine as further work is undertaken in order to refine the development case to maximize the project’s returns.

Borrowing costs

Borrowing costs attributable to the acquisition or construction of qualifying assets, which take a substantial period of time to make ready for their intended use are added to the cost of the assets, until such time as the assets are substantially complete and ready for their intended use. The amount of borrowing costs capitalized cannot exceed the actual amount of borrowing costs incurred in a period. All other borrowing costs are expensed in the period in which they are incurred.

Impairment and reversals of impairment

The carrying amounts of long-lived assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of the impairment. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount and is recorded as an expense in the Consolidated Statement of Operations.

The recoverable amount is the higher of an asset’s “fair value less costs of disposal” ("FVLCD") and “value-in-use”. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which the asset belongs is determined. FVLCD is determined as the amount that would be obtained from the sale of the asset less costs of disposal in an arm’s length transaction between knowledgeable and willing parties. For mining assets this would generally be determined based on the present value of the estimated future cash flows arising from the continued development, use or eventual disposal of the asset. In assessing these cash flows and discounting them to the present value, assumptions used are those that an independent market participant would consider appropriate. In assessing “value-in-use”, the estimated future cash flows expected to arise from the continuing use of the assets in their present form and from their disposal are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset.

Impairment losses are evaluated for potential reversals when events or circumstances warrant such consideration. Where an impairment loss is subsequently reversed, the amount of such reversal is limited such that the revised carrying amount of the asset or cash-generating unit does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in the prior years. A reversal of an impairment loss is recognized into earnings immediately.

Leases
Leases

At the inception of a contract, to determine if it contains a lease, the Company assesses whether it conveys the right to control and obtain substantially all of the economic benefits of an identified asset, for a period of time, in exchange for consideration. Where a contract contains a lease, the Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease.

The right-of-use asset is measured at cost less any accumulated depreciation and impairment losses and may be adjusted for any remeasurement of the lease liability. Cost is the amount of the initial lease liability plus any initial direct costs incurred and any lease payments made at or before the commencement date less any incentives received.

The right-of-use assets are included in the cost of property, plant and equipment for the associated mining interest on the Consolidated Balance Sheet. They are depreciated, in accordance with the Company's existing accounting policy, over the shorter of the lease term or the life of the asset.

The lease liability is initially measured at the present value of future lease payments discounted at the interest rate implicit in the contract. If the implicit rate cannot be determined, the incremental borrowing rate over a similar term and with similar security for the funds necessary to obtain an asset of similar value in a similar economic environment is used. The lease payments include fixed payments less any incentives receivable, variable lease payments that depend on an index or rate and amounts expected to be paid under residual value guarantees. Where the lease contains an extension or purchase option, the costs associated with the option are included if it is reasonably expected to be exercised by the Company.

Thereafter, the amount of the lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of the lease liability is remeasured to reflect any modifications to the contract terms. Lease liabilities are presented as a component of debt on the Consolidated Balance Sheet.

The Company has elected not to recognize right-of-use assets and lease liabilities for contracts that have a lease term of 12 months or less or are for the use of low value assets. These contracts are recognized as an expense in the Consolidated Statement of Operations in the period the cost is incurred. In addition, for certain asset classes, the Company has elected to treat both lease and non-lease components as a single lease component for the purposes of applying IFRS 16, Leases.

Mine restoration provisions
Mine restoration provisions

Future obligations to retire an asset including site closure, dismantling, remediation and on-going treatment and monitoring are initially recognized and recorded as a liability based on estimated future cash flows discounted at a risk free rate. The measurement determination is based on estimated future cash flows, the current risk-free discount rate, and an estimated inflation factor. The value of restoration provisions is adjusted at each reporting period for changes to factors including the expected amount of cash flows required to discharge the liability, the timing of such cash flows and the risk-free interest rate. The liability is added to the carrying amount of the associated asset, and this additional carrying amount is depreciated over the life of the asset. The liability is accreted to full value over time through periodic charges to earnings. This unwinding of the discount is expensed in the Consolidated Statement of Operations. As reclamation work is performed or liabilities are otherwise settled, the recorded amount of the liability is reduced.

Share-based payments
Share-based payments

The cost of stock options and other equity-settled share-based payment arrangements is recorded based on the estimated fair-value at the grant date and charged to earnings over the vesting period.
The Company grants stock options to certain employees and directors. Each tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period by a charge to earnings, with a corresponding increase to contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.
Current and deferred income taxes
Current and deferred income taxes

Income tax comprises current and deferred tax. Income tax is recognized in the Consolidated Statement of Operations except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity. Taxes on income in interim periods are recorded using the tax rate that would be applicable to expected annual profit.

Current tax is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted, at the end of the reporting period.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the deferred tax asset or liability is reversed. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future. As an exception, deferred tax assets and liabilities are not recognized if the temporary differences arise from the initial recognition of goodwill, or an asset or liability in a transaction (other than in a business combination) that affects neither accounting profit nor taxable profit.

Deferred income tax assets and liabilities are presented as non-current.

Revenue
Revenue

Gold revenue is recognized when it is probable that the economic benefits will flow to the Company, delivery has occurred, the sales price is reasonably determinable and collectability is reasonably assured. These criteria are generally met at the time the product is delivered to the customer and, depending on the delivery conditions, title and the risks and rewards of ownership have passed to the customer and acceptance of the product, when contractually required, has been obtained. Gold revenue is measured based on the price specified in the sales contract at the time of sale.

Silver revenue is accounted for as a by-product and is recorded as a credit to operating costs.

Earnings per share
Earnings per share

Basic earnings per share is calculated by dividing the net income for the year attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year.

Diluted earnings per share is calculated using the treasury share method whereby all “in-the-money” options, warrants and equivalents are assumed to have been exercised at the beginning of the year and the proceeds from the exercise are assumed to have been used to purchase common shares at the average market price during the period. Diluted earnings per share excludes all dilutive potential common shares if their effect is anti-dilutive.

Uncertain tax positions
Uncertain tax positions

The Company’s operations involve the application of complex tax regulations in multiple international jurisdictions. Determining the tax treatment of a transaction requires the Company to apply judgement in its interpretation of the applicable tax law. These positions are not final until accepted by the relevant tax authority. The tax treatment may change based on the result of assessments or audits by the tax authorities often years after the initial filing.

The Company recognizes and records potential liabilities for uncertain tax positions based on its assessment of the amount, or range of amounts, of tax that will be due. The Company adjusts these accruals as new information becomes available. Due to the complexity and uncertainty associated with certain tax treatments, the ultimate resolution could result in a payment that is materially different from the Company’s current estimate of the tax liabilities.

Capitalization of exploration and evaluation expenditures
Capitalization of exploration and evaluation expenditures

The application of the Company’s accounting policy for capitalization of exploration and evaluation expenditures requires judgement in determining whether the future economic benefit is likely, either through future exploitation or sale, where properties have not reached a stage which permits a reasonable assessment of the existence of reserves. The deferral policy requires management to make certain judgements about future events or circumstances, in particular whether an economically viable mine can be established. Judgements made may change if new information becomes available. If, after an expenditure is capitalized, information becomes available suggesting that the recovery of expenditure is unlikely, the amount capitalized is written off in the Consolidated Statement of Operations in the period when the new information becomes available.

COVID-19 estimation uncertainty
COVID-19 estimation uncertainty

A global pandemic related to COVID-19 was declared by the World Health Organization in March 2020. The current and expected impacts on global commerce have been and are anticipated to continue to be far-reaching. To date, globally, there has been significant volatility in commodity prices and foreign exchange rates, restrictions on the conduct of business in many jurisdictions, including travel restrictions, and supply chain disruptions. There is significant ongoing global uncertainty surrounding COVID-19 and the extent and duration of the impact that it may have.

The areas of estimation uncertainty for the Company which may be impacted include estimates used to determine recoverable reserves and resources, estimates used to determine the recoverable amounts of long-lived assets, estimates used to determine the recoverable amounts of value-added tax receivables and estimates regarding deferred income taxes and valuation allowances. The impact of COVID-19 on the global economic environment, and the local jurisdictions in which the Company operates, could result in changes to the way the Company runs its mines. These changes could result in revenues or costs being different from the Company's expectations. This impact could be material.

Mineral reserve and resource estimates
Mineral reserve and resource estimates

Mineral reserves are estimates of the amount of ore that can be economically and legally extracted from the Company’s mining properties. The Company estimates its mineral reserves and mineral resources based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires complex geological assessments to interpret the data. The estimation of recoverable mineral reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, metallurgical recoveries, permitting and production costs along with geological assumptions made in estimating the size, and grade of the ore body. Changes in the mineral reserve or mineral resource estimates may impact the carrying value of mining interests, mine restoration provisions, recognition of deferred tax assets, depreciation and amortization charges and royalties receivable.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets are tested for impairment, or reversal of a previous impairment, if there is an indicator of impairment or a subsequent reversal. Calculating the estimated recoverable amount of cash generating units for long-lived asset requires management to make estimates and assumptions that include such factors as reserves and resources, future production levels, metallurgical recovery estimates, operating and capital costs, future metal prices and discount rates. Changes in any of these assumptions or estimates used in determining the recoverable amount could impact the analysis. Such changes could be material.

Value-added tax receivables
Value-added tax receivables

The Company incurs indirect taxes, including value-added tax, on purchases of goods and services at its operating mines and development projects. Indirect tax balances are recorded at their estimated recoverable amounts within current or long-term assets, net of provisions, and reflect the Company’s best estimate of their recoverability under existing tax rules in the respective jurisdictions in which they arise. Management’s assessment of recoverability considers the probable outcomes of claimed deductions and/or disputes. The provisions and balance sheet classifications made to date may be subject to change and such change may be material.

Current and deferred income taxes
Current and deferred income taxes

The Company is periodically required to estimate the tax basis of assets and liabilities. Where applicable tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of deferred income tax assets and liabilities recorded in the financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period that the changes occur.

Each period, the Company evaluates the likelihood of whether some portion or all of each deferred tax asset will not be realized. This evaluation is based on historic and future expected levels of taxable income and the associated repatriation of retained earnings, the pattern and timing of reversals of taxable temporary timing differences that give rise to deferred tax liabilities, and tax planning initiatives. Levels of future taxable income are affected by, among other things, metal prices, production costs, quantities of proven and probable gold reserves, interest rates and foreign currency exchange rates. The availability of retained earnings for distribution depends on future levels of taxable income as well as future reclamation expenditures, capital expenditures, dividends and other uses of available cash flow.